S000090418 [Member] Investment Objectives and Goals - JPMorgan Fundamental Data Science Large Value ETF	Feb. 21, 2025
Prospectus [Line Items]
Risk/Return [Heading]	JPMorgan Fundamental Data Science Large Value ETF Ticker: LVDS
Objective [Heading]	What is the goal of the Fund?
Objective, Primary [Text Block]	The Fund seeks to provide long-term capital appreciation.